UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period to

Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:

Central Index Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001688026

GMF Canada Leasing Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001688400

Central Index Key Number of underwriter (if applicable): Not applicable

Frank E. Brown III, Esq., Senior Vice President, Corporate Counsel and Secretary

(817) 302-7521

Name and telephone number, including area code,

of the person to contact in connection with this filing

PART II — FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon-Procedures, dated October 29, 2020, with respect to certain agreed-upon-procedures performed by a third-party due diligence provider.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

General Motors Financial of Canada, Ltd.

By:	/s/ Robert T. Pigott III
Name: Robert T. Pigott III
Title: Senior Vice President, Corporate Treasury

Date: October 30, 2020